EQUITY-ACCOUNTED INVESTMENTS IN MULTI-FAMILY RENTAL PROPERTIES - Ownership Interests and Carrying Values (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Equity Accounting Investments [Line Items]
Current assets	$ 271,954		$ 271,954	$ 266,807
Non-current assets	12,976,471		12,976,471	12,184,139
Current liabilities	560,389		560,389	991,133
Non-current liabilities	8,818,495		8,818,495	7,662,788
Net and other comprehensive income			121,824	814,480
Multi-Family Rental Properties Under Equity Accounting
Disclosure of Equity Accounting Investments [Line Items]
Current assets	24,269		24,269	2,834
Non-current assets	483,454		483,454	256,854
Current liabilities	7,505		7,505	2,080
Non-current liabilities	245,795		245,795	115,311
Net assets (liabilities)	254,423		254,423	142,297
Tricon's share of net assets	51,925		51,925	20,769
Total investment of affiliates	52,304		52,304	21,345
Cumulative fair value adjustments	379		379	576
Revenue			15,399	12,441
Expenses			(11,124)	(8,023)
Fair value gains			21,621	5,916
Net and other comprehensive income			25,896	10,334
Tricon's share of net income			$ 5,297	$ 1,550
592 Sherbourne LP (The Selby)
Disclosure of Equity Accounting Investments [Line Items]
Ownership interest %			15.00%	15.00%
Current assets	5,119		$ 5,119	$ 2,834
Non-current assets	275,359		275,359	256,854
Current liabilities	3,828		3,828	2,080
Non-current liabilities	116,409		116,409	115,311
Net assets (liabilities)	160,241		160,241	142,297
Tricon's share of net assets	$ 23,446		23,446	20,769
Revenue			13,055	12,441
Expenses			(7,974)	(8,023)
Fair value gains			11,550	5,916
Net and other comprehensive income			16,631	10,334
Tricon's share of net income			$ 2,504	$ 1,550
57 Spadina LP (The Taylor)
Disclosure of Equity Accounting Investments [Line Items]
Ownership interest %	30.00%	30.00%	30.00%	30.00%
Current assets	$ 19,150		$ 19,150	$ 1,280
Non-current assets	208,095		208,095	189,106
Current liabilities	3,677		3,677	6,000
Non-current liabilities	129,386		129,386	96,344
Net assets (liabilities)	94,182		94,182	88,042
Tricon's share of net assets	28,479		$ 28,479	26,632
Revenue	2,344	$ 3,849		133
Expenses	(3,150)	(8,062)		(2,122)
Fair value gains	10,071	0		10,634
Net and other comprehensive income	9,265	(4,213)		8,645
Tricon's share of net income	$ 2,793	$ (1,264)		$ 2,783